OMB APPROVAL
OMB Number: 3235-0578
Expires: April 30, 2013
Estimated average burden
hours per response....5.6

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21713

Madison Strategic Sector Premium Fund
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

Pamela M. Krill
Madison/Mosaic Legal and Compliance Department
550 Science Drive
Madison, WI  53711
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Schedule of Investments.

COMMON STOCK - 75.1%	Shares	Value (Note 1)

Consumer Discretionary - 15.2%
American Eagle Outfitters Inc.	80,000	$1,271,200
Best Buy Co. Inc.	70,000	2,010,400
Garmin Ltd.	19,600	663,656
Home Depot Inc.	21,900	811,614
Kohl's Corp.	21,500	1,140,360
Lowe's Cos. Inc.	110,000	2,907,300
Staples Inc.	80,000	1,553,600
Target Corp.	40,000	2,000,400
		12,358,530
Energy - 10.5%
Apache Corp.	13,400	1,754,328
EOG Resources Inc.	19,000	2,251,690
Exxon Mobil Corp.	3,592	302,195
Noble Corp.*	30,000	1,368,600
Schlumberger Ltd.	22,000	2,051,720
Southwestern Energy Co.*	20,000	859,400
		8,587,933
Financials - 10.7%
American Express Co.	54,000	2,440,800
Bank of America Corp.	27,000	1,692,910
Morgan Stanley	80,000	2,185,600
State Street Corp.	40,000	1,797,600
Wells Fargo & Co.	20,000	634,000
		8,750,910
Health Care - 19.0%
Celgene Corp.*	50,000	2,876,500
Gilead Sciences Inc.*	55,000	2,334,200
Medtronic Inc.	35,000	1,377,250
Mylan Inc./PA*	70,000	1,586,900
Pfizer Inc.	69,800	1,417,638
Teva Pharmaceutical Industries Ltd., ADR	45,000	2,257,650
UnitedHealth Group Inc.	53,200	2,404,640
Zimmer Holdings Inc.*	21,000	1,271,130
		15,525,908
Information Technology - 19.7%
Adobe Systems Inc.*	55,000	1,823,800
Applied Materials Inc.	60,000	937,200
Cisco Systems Inc.	130,000	2,229,500
eBay Inc.*	30,000	931,200
EMC Corp./Massachusetts*	30,000	796,500
Flextronics International Ltd.*	184,900	1,381,203
Google Inc., Class A*	4,000	2,344,840
Microsoft Corp.	70,000	1,775,200
Symantec Corp.*	25,000	463,500
Visa Inc., Class A	35,000	2,576,700
Yahoo! Inc.*	50,000	832,500
		16,092,143

Total Common Stock (Cost $61,244,555)		$61,315,424

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.7%

U.S. Treasury Note - 0.7%
0.875%, 4/30/11	550,000	550,360
Total U.S. Government and Agency Obligations		550,360
(Cost $550,360)

INVESTMENT COMPANIES - 4.3%
iPATH S&P 500 VIX Short-Term Futures ETN*	40,000	1,174,400
Powershares QQQ Trust Series 1	40,000	2,297,200
Total Investment Companies (Cost $3,707,857)		3,471,600

Repurchase Agreement - 24.8%
With U.S. Bank National Association issued 3/31/11 at
0.01%, due 4/1/11, collateralized by $20,638,845 in
Freddie Mac MBS #G11649 due 2/1/20. Proceeds
at maturity are $20,234,007 (Cost $20,234,002)		20,234,002
TOTAL INVESTMENTS - 104.9% (Cost $85,736,774)		85,571,386
NET OTHER ASSETS AND LIABILITIES -		39,873
Total Call Options Written - (4.9%)		(3,995,546)

TOTAL ASSETS - 100%		$81,615,713

*Non-income producing
ADR-American Depository Receipt
ETN-Exchange Traded Note

Call Options Written	Contracts	Expiration	Strike Price	Market Value
Adobe Systems Inc.	300	April 2011	33.00	24,600
Adobe Systems Inc.	250	July 2011	34.00	45,500
American Eagle Outfitters Inc.	276	May 2011	16.50	17,250
American Eagle Outfitters Inc.	500	August 2011	16.00	70,000
American Express Co.	240	April 2011	44.00	37,680
American Express Co.	300	July 2011	47.50	39,300
Apache Corp.	134	July 2011	110.00	307,195
Applied Materials Inc.	200	July 2011	13.00	56,800
Applied Materials Inc.	200	July 2011	14.00	40,400
Applied Materials Inc.	200	July 2011	16.00	15,700
Bank of America Corp.	600	April 2011	14.00	6,900
Bank of America Corp.	370	August 2011	15.00	15,355
Celgene Corp.	100	April 2011	60.00	2,300
Celgene Corp.	200	July 2011	57.50	66,000
eBay Inc.	300	April 2011	26.00	152,250
EMC Corp./Massachusetts	300	April 2011	22.00	136,500
EOG Resources Inc.	190	April 2011	95.00	454,100
Exxon Mobil Corp.	8	April 2011	72.50	9,400
Flextronics International Ltd.	500	January 2012	10.00	12,750
Garmin Ltd.	196	April 2011	32.00	39,788
Gilead Sciences Inc.	300	May 2011	39.00	121,500
Gilead Sciences Inc.	250	August 2011	39.00	123,125
Home Depot Inc.	219	May 2011	32.00	114,428
iPATH S&P 500 VIX Short-Term Futures ETN	200	May 2011	35.00	26,700
Kohl's Corp.	115	July 2011	52.50	33,350
Lowe's Cos. Inc.	300	April 2011	23.00	105,000
Lowe's Cos. Inc.	600	July 2011	26.00	99,900
Medtronic Inc.	200	May 2011	38.00	38,700
Morgan Stanley	400	July 2011	28.00	50,200
Morgan Stanley	400	July 2011	30.00	22,200
Mylan Inc./PA	200	April 2011	21.00	34,500
Mylan Inc./PA	500	July 2011	21.00	118,250
Noble Corp.	300	June 2011	38.00	246,750
Pfizer Inc.	300	June 2011	19.00	47,250
Pfizer Inc.	300	September 2011	20.00	38,100
Powershares QQQ Trust Series 1	308	April 2011	55.00	81,620
Schlumberger Ltd.	220	May 2011	80.00	306,900
Southwestern Energy Co.	200	June 2011	39.00	101,500
State Street Corp.	200	August 2011	45.00	57,800
Symantec Corp.	250	July 2011	18.00	37,375
Teva Pharmaceutical Industries Ltd.	200	June 2011	52.50	21,700
UnitedHealth Group Inc.	300	June 2011	37.00	254,250
UnitedHealth Group Inc.	232	June 2011	43.00	78,880
Visa Inc.	200	June 2011	72.50	85,500
Wells Fargo & Co.	200	April 2011	31.00	21,000
Yahoo! Inc.	500	July 2011	18.00	41,750
Zimmer Holdings Inc.	210	June 2011	55.00	137,550
Total Call Options Written				$3,995,546
(Premiums received $2,462,993)

1. Portfolio Valuation: Securities traded on a national securities exchange are valued at their closing sale price except for securities traded on NASDAQ which are valued at the NASDAQ official closing price (“NOCP”) and options which are valued at the mean between the best bid and best ask price across all option exchanges.  Repurchase agreements and other securities having maturities of 60 days or less are valued at amortized cost, which approximates market value.  Securities having longer maturities, for which quotations are readily available, are valued at the mean between their closing bid and ask prices.  Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures approved by the Board of Trustees.

The Fund has adopted the Financial Accounting Standards Board (“FASB”) applicable guidance on fair value measurements.  Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data “inputs” and minimize the use of unobservable “inputs” and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 –quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads, and other relationships observed in the markets among comparable securities, underlying equity of the issuer, and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
 The valuation techniques used by the funds to measure fair value for the period ended March 31, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs.  At March 31, 2011 and for the six-month period then ended, the Fund held no Level 3 securities.

The following is a summary of the inputs used as of March 31, 2011 in valuing the funds’ investments carried at fair value:

	Quoted Prices in Active Markets for Identical Investments	Significant Other Observable Inputs	Significant Unobservable Inputs	Value at
Fund	(Level 1)	(Level 2)	(Level 3)	3/31/2011
Madison Strategic Sector Premium Fund
Assets:
Common Stocks	$ 61,315,424	$ -	$ -	$ 61,315,424
Investment Companies	3,471,600			3,471,600
U.S. Government and Agency Obligations		550,360		550,360
Repurchase Agreement		20,234,002		20,234,002
	$ 64,787,024	$20,784,362	$ -	$85,571,386
Liabilities:
Written Options	$ 3,995,546	$ -	$ -	$ 3,995,546
	$ 3,995,546	$ -	$ -	$ 3,995,546

Please see the Portfolio of Investments for the listing of all securities within each category.

The Fund has adopted the Accounting Standard Update, Fair Value Measurements and Disclosures; Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuance and settlements on a gross basis will be effective for interim and annual period beginning after December 15, 2010. There were no transfers between classification levels during the period ended March 31, 2011.

Derivatives: In March 2008, FASB issued guidance intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to understand: a) how and why a fund uses derivative investments, b) how derivative instruments and related hedge fund items are accounted for, and c) how derivative instruments and related hedge fund items affect a fund’s financial position, results of operations and cash flows

The following table presents the types of derivatives in the Madison Strategic Sector Premium Fund (i.e. MSP) and their effect:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted	Statement of Assets and	Fair Value	Statement of Assets and	Fair Value
for as hedging instruments	Liabilities Location		Liabilities Location
Equity contracts		$-	Options Written	$3,995,546

The following table presents the effect of Derivative Instruments on the Statement of Operations for the period ended March 31, 2011

Derivatives not accounted		Change in Unrealized
for as hedging instruments	Realized Gain on Derivatives:	Depreciation on Derivatives
Equity contracts	770,188	1,282,604

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer determined that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.  There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Strategic Sector Premium Fund

By: (signature)

W. Richard Mason, CCO

Date: May 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Chief Executive Officer

Date:  May 19, 2011

By:  (signature)

Greg Hoppe, Principal Financial Officer

Date: May 19, 2011